PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (27,038)	¥ (175,138)	¥ 490,381	¥ 259,033
Net cash provided (used in) by investing activities	(60,372)	(391,083)	287,055	(133,540)
Net cash provided (used in) by financing activities	91,141	590,398	(579,144)	77,722
Exchange rate effect on cash	(2,689)	(17,419)	(2,643)	4,436
Net increase (decrease) in cash	1,042	6,758	195,649	207,651
Cash at beginning of year	73,896	478,682	283,033	75,382
Cash at end of year	74,938	485,440	478,682	283,033
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(4,498)	(29,140)	(8,613)	(17,599)
Net cash provided (used in) by investing activities	(54,686)	(354,246)	304,646	20,827
Net cash provided (used in) by financing activities	30,314	196,366	(322,317)	187,455
Exchange rate effect on cash	2,108	13,663	6,371	(2,946)
Net increase (decrease) in cash	(26,762)	(173,357)	(19,913)	187,737
Cash at beginning of year	27,035	175,125	195,038	7,301
Cash at end of year	$ 273	¥ 1,768	¥ 175,125	¥ 195,038